Lease (Tables)	6 Months Ended
Jun. 30, 2025
Lease
Schedule of supplemental cash flow information related to leases

	Six months ended June 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Cash payments for operating leases	2,792	2,994	418
ROU assets obtained in exchange for operating lease liabilities	1,765	2,726	381

Schedule of future lease payments under operating leases

Future lease payments under operating lease as of June 30, 2025 were as follows:

	Operating lease
	RMB	US$
	(Unaudited)	(Unaudited)
Year ending December 31,
2025	2,442	341
2026	5,113	713
2027	4,744	662
2028	4,513	630
2029	2,270	317
Thereafter	—	—
Total future lease payments	19,082	2,663
Less: Imputed interest	1,261	176
Total lease liability balance	17,821	2,487